Private Placement - Additional Information (Detail)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Class of warrant, exercise price	$ 11.50
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right issued during the period | shares	10,280,000
Class of warrant or right, value issued | $	$ 10,280,000
Class of warrant, exercise price	$ 11.50